Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2014
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

On July 1, 2009, the ASC was officially launched. The ASC, which reorganized the thousands of U.S. GAAP pronouncements into roughly 90 accounting topics, is the single source of authoritative U.S. GAAP for nongovernmental entities.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No.2010-06, “Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements” (“ASU No.2010-06”). The ASU provides amendments to ASC 820 that require new disclosures regarding (1) transfers in and out of Levels 1 and 2 and (2) more detailed activity in Level 3. The ASU also provides amendments to ASC 820 that clarify existing disclosures regarding (1) level of disaggregation and (2) inputs and valuation techniques. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures related to the activity in Level 3, which do not become effective until fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No.2010-06 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2010, the FASB issued ASU No.2010-20, “Receivables (Topic 310)—Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU No.2010-20”). The ASU requires disclosures that facilitate financial statement users’ evaluation of (1) the nature of credit risk inherent in the entity’s portfolio of financing receivables, (2) how that risk is analyzed and assessed in arriving at the allowance for credit losses and (3) the changes and reasons for those changes in the allowance for credit losses. The new disclosures required include (1) aging of past due receivables, (2) credit quality indicators, and (3) modifications of financing receivables. It is also required that certain existing disclosures should be provided on a disaggregated basis. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010, whereas the disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued ASU No.2011-01, “Receivables (Topic310)—Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20” (“ASU No.2011-01”) to delay the effective date of the disclosures about troubled debt restructurings for public entities, and in April 2011, it was provided that such disclosure requirements would be effective for interim and annual periods beginning on or after June 15, 2011 in ASU No.2011-02, “Receivables (Topic310)—A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” (“ASU No.2011-02”). ASU No.2011-02 also clarifies the guidance on a creditor’s evaluation for troubled debt restructurings of whether it has granted a concession and whether a debtor is experiencing financial difficulties. ASU No.2010-20 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-28, “Intangibles—Goodwill and Other (Topic 350)—When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts” (“ASU No.2010-28”). The ASU requires that Step 2 of the impairment test should be performed in circumstances where the carrying amount of a reporting unit is zero or negative and there are qualitative factors that indicate it is more likely than not that a goodwill impairment exists. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of ASU No.2010-28 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2010, the FASB issued ASU No.2010-29, “Business Combinations (Topic 805)—Disclosure of Supplementary Pro Forma Information for Business Combinations” (“ASU No.2010-29”). The ASU clarifies that, if a reporting entity presents comparative financial statements, the pro forma revenue and earnings of the combined entity should be reported as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The ASU is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. ASU No.2010-29 is an accounting principle which clarifies disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In April 2011, the FASB issued ASU No.2011-03, “Transfers and Servicing (Topic 860)—Reconsideration of Effective Control for Repurchase Agreements” (“ASU No.2011-03”). The ASU amends the conditions to determine whether a transferor in repurchase agreements (repos) and other similar agreements maintains effective control over the financial assets transferred by removing from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of ASU No.2011-03 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement (Topic 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No.2011-04”) in order to improve comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-04 change the wording to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to align with IFRS. The amendments also clarify the existing fair value measurement and disclosure requirements, which include (1) application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used for Level 3 items. The amendments also change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which include (1) measuring the fair value of financial instruments that are managed within a portfolio, (2) application of premiums and discounts in a fair value measurement and (3) additional disclosures about fair value measurements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU No.2011-04 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No.2011-05, “Comprehensive Income (Topic 220)—Presentation of Comprehensive Income” (“ASU No.2011-05”). The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity, and requires that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU also requires reclassification adjustments from other comprehensive income to net income be presented on the face of financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and should be applied retrospectively. In December 2011, the FASB issued ASU No.2011-12, “Comprehensive Income (Topic 220)—Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No.2011-05” (“ASU No.2011-12”) to indefinitely defer only those changes in ASU No.2011-05 that relate to the presentation of reclassification adjustments. All other requirements in ASU No.2011-05 are not affected, and entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No.2011-05. ASU No.2011-05 is an accounting principle which alters disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No.2011-08, “Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment” (“ASU No.2011-08”). The ASU permits an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Under this ASU, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU No.2011-08 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-10, “Property, Plant, and Equipment (Topic 360)—Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No.2011-10”). The ASU clarifies that, even when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The ASU is effective for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The adoption of ASU No.2011-10 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No.2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU No.2011-11”). The ASU enhances disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset on the statement of financial position or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset on the statement of financial position. Under the ASU, entities are required to provide both net and gross information for these financial instruments and derivative instruments in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The ASU is effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required retrospectively for all comparative periods presented. In January 2013, the FASB issued ASU No.2013-01, “Balance Sheet (Topic 210)—Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU No.2013-01”). ASU No.2013-01 clarifies that the scope of ASU No.2011-11 applies to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU No.2011-11 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2012, the FASB issued ASU No.2012-02, “Intangibles—Goodwill and Other (Topic 350)—Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No.2012-02”). The ASU permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. Under this ASU, an entity has an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU No.2012-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2013, the FASB issued ASU No.2013-02, “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU No.2013-02”). The ASU requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The ASU also requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The ASU is effective for reporting periods beginning after December 15, 2012. ASU No.2013-02 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In June 2013, the FASB issued ASU No.2013-08, “Financial Services—Investment Companies (Topic 946)—Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU No.2013-08”). The ASU changes the approach to the investment company assessment and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. The ASU also requires additional disclosures of (a) the fact that the entity is an investment company and is applying the guidance in ASC 946, “Financial Services—Investment Companies”, (b) information about changes, if any, in an entity’s status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The ASU is effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013. Early adoption is prohibited. The MHFG Group does not expect that the adoption of ASU No.2013-08 will have a material impact on its consolidated results of operations and financial condition.

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU provides a comprehensive guidance of revenue recognition, in convergence with IFRS, to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when ( or as) the entity satisfies a performance obligation. In order to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, an entity should disclose the following quantitative and qualitative information: (1) contracts with customers—including revenue and impairments recognized, disaggregation of revenue, and information about contract balances and performance obligations, (2) significant judgments and changes in judgments—determining the timing of satisfaction of performance obligations, and determining the transaction price and amounts allocated to performance obligations, and (3) assets recognized from the costs to obtain or fulfill a contract. The ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2014-09 will have on its consolidated results of operations and financial condition.

In June 2014, the FASB issued ASU No.2014-11, “Transfers and Servicing (Topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU No.2014-11”). The ASU changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting. For repurchase financing arrangements, the ASU requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement. The ASU requires disclosures for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. The ASU also requires an entity to disclose certain information, including risks related to collateral pledged, for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The ASU is effective for the first interim or annual period beginning after December 15, 2014, except for interim disclosure requirements related to secured borrowings, which are effective for interim periods beginning after March 15, 2015. Earlier application is prohibited. The MHFG Group does not expect that the adoption of ASU No.2014-11 will have a material impact on its consolidated results of operations and financial condition.